Finance Income and Finance Costs - Summary of Finance Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance Income And Finance Costs [Abstract]
Interest income			$ 7,123	$ 38,327
Other finance income				787,418
Finance income	$ 1,424	$ 7,339	$ 7,123	$ 825,745